Derivative Instruments - Impact on Statements of Income, Fair Value Hedges (Details 2a) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Fair value hedge gains (losses) recorded in income
Derivatives	$ (1,474,000,000)	$ 5,325,000,000	$ (5,471,000,000)	$ 7,149,000,000
Hedged items	1,202,000,000	(5,297,000,000)	5,559,000,000	(7,056,000,000)
Total income statement impact	(272,000,000)	28,000,000	88,000,000	93,000,000
Hedge ineffectiveness	(14,000,000)	96,000,000	(24,000,000)	124,000,000
Excluded components	(258,000,000)	(68,000,000)	112,000,000	(31,000,000)
Interest rate contract
Fair value hedge gains (losses) recorded in income
Derivatives	166,000,000	1,345,000,000	(552,000,000)	1,977,000,000
Hedged items	(102,000,000)	(1,100,000,000)	698,000,000	(1,598,000,000)
Total income statement impact	64,000,000	245,000,000	146,000,000	379,000,000
Hedge ineffectiveness	(17,000,000)	96,000,000	(26,000,000)	124,000,000
Excluded components	81,000,000	149,000,000	172,000,000	255,000,000
Foreign exchange
Fair value hedge gains (losses) recorded in income
Derivatives	(1,239,000,000)	3,841,000,000	(4,445,000,000)	5,488,000,000
Hedged items	1,401,000,000	(3,865,000,000)	4,525,000,000	(5,522,000,000)
Total income statement impact	162,000,000	(24,000,000)	80,000,000	(34,000,000)
Hedge ineffectiveness	0	0	0	0
Excluded components	162,000,000	(24,000,000)	80,000,000	(34,000,000)
Included revenue related to certain foreign exchange trading derivatives	(1,800,000,000)	3,800,000,000	(5,000,000,000)	5,600,000,000
Commodity
Fair value hedge gains (losses) recorded in income
Derivatives	(401,000,000)	139,000,000	(474,000,000)	(316,000,000)
Hedged items	(97,000,000)	(332,000,000)	336,000,000	64,000,000
Total income statement impact	(498,000,000)	(193,000,000)	(138,000,000)	(252,000,000)
Hedge ineffectiveness	3,000,000	0	2,000,000	0
Excluded components	$ (501,000,000)	$ (193,000,000)	$ (140,000,000)	$ (252,000,000)